Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Fair value hedges) (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	37,137
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	126,060	102,815
Change in fair value used as a basis to determine ineffectiveness	£ 6,181	£ 1,412
Fair value hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	28,169	17,201
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	109,761	92,447
Change in fair value used as a basis to determine ineffectiveness	£ 3,596	£ 1,554
Fair value hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	25,676	15,577
Fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	16,299	10,368
Change in fair value used as a basis to determine ineffectiveness	£ 2,585	£ (142)
Fair value hedges | Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	2,493	1,624
Derivatives | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 83	£ 59
Hedging instrument, liabilities	(815)	(1,129)
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	54
Hedging instrument, liabilities	0	(11)
Derivatives | Fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	83	5
Hedging instrument, liabilities	(815)	(1,118)
Loan liabilities | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0